Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Restriction on Cash and Due From Banks
Note 2: Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required at December 31, 2014 and 2013, was $1,402,000 and $1,310,000, respectively.